BANK LOANS AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of bank loans
	December 31,
	2014	2015
CCB Facility
- Interest rate in a range between 95% to 160% of Benchmark Rate, denominated in RMB	$13,847,031	$-
2015 CCB Facility
- Interest rate in a range between 99.54% to 103.46% of the Loan Prime Rate in the PRC, denominated in RMB	-	9,243,995

Total bank loans	13,847,031	9,243,995

Less: Amount due within one year shown under current liabilities	13,847,031	9,243,995

Amount due after one year shown under non-current liabilities	$-	$-